Earnings per Share	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Earnings per Share
23)	EARNINGS PER SHARE
Basic earnings per share is calculated by dividing net income attributable to ordinary equity holders of the Parent Company (the numerator) by the weighted-average number of shares outstanding (the denominator) during the period. Shares that would be issued depending only on the passage of time should be included in the determination of the basic weighted-average number of shares outstanding. Diluted earnings per share should reflect in both the numerator and denominator the assumption that convertible instruments are converted, that options or warrants are exercised, or that ordinary shares are issued upon the satisfaction of specified conditions, to the extent that such assumption would lead to a reduction in basic earnings per share or an increase in basic loss per share. Otherwise, the effects of potential shares are not considered because they generate antidilution.
The amounts considered for calculations of earnings per share in 2020, 2019 and 2018 were as follows:

	2020	2019	2018
Denominator (thousands of shares)
Weighted-average number of shares outstanding 1	44,125,288	45,393,602	45,569,180
Capitalization of retained earnings 1	—	—	—
Effect of dilutive instruments – mandatorily convertible securities (note 17.2) 2	—	—	708,153

Weighted-average number of shares — basic	44,125,288	45,393,602	46,277,333
Effect of dilutive instruments — share-based compensation (note 22) 2	745,163	470,985	316,970
Effect of potentially dilutive instruments — optionally convertible securities (note 17.2) 2	—	1,457,554	1,420,437

Weighted-average number of shares — diluted	44,870,451	47,322,141	48,014,740

		2020	2019	2018
Numerator
Net income (loss) from continuing operations	$	(1,326)	91	493
Less: non-controlling interest net income (loss)		21	36	42

Controlling interest net income (loss) from continuing operations		(1,347)	55	451
Plus: after tax interest expense on mandatorily convertible securities		–	1	3

Controlling interest net income (loss) from continuing operations – for basic earnings per share calculations		(1,347)	56	454
Plus: after tax interest expense on optionally convertible securities		4	18	23

Controlling interest net income (loss) from continuing operations – for diluted earnings per share calculations	$	(1,343)	74	477

Net income (loss) from discontinued operations	$	(120)	88	77

Basic earnings per share
Controlling interest basic earnings (loss) per share	$	(0.0332)	0.0031	0.0114
Controlling interest basic earnings (loss) per share from continuing operations		(0.0305)	0.0012	0.0098
Controlling interest basic earnings (loss) per share from discontinued operations		(0.0027)	0.0019	0.0016

Controlling interest diluted earnings per share 3
Controlling interest diluted earnings (loss) per share	$	(0.0332)	0.0031	0.0114
Controlling interest diluted earnings (loss) per share from continuing operations		(0.0305)	0.0012	0.0098
Controlling interest diluted earnings (loss) per share from discontinued operations		(0.0027)	0.0019	0.0016

1	In 2019, shareholders approved the delivery of a cash dividend, meanwhile, in 2018, the Assembly did not determine any cash dividend or capitalization of retained earnings (note 21.1).
2
The number of Parent Company CPOs to be issued under the executive share-based compensation programs, as well as the total amount of Parent Company CPOs committed for issuance in the future under the mandatorily and optionally convertible securities, are computed from the beginning of the reporting period. The number of shares resulting from the executives’ stock-based compensation programs is determined under the inverse treasury method.

3
For 2020, 2019 and 2018, the effects on the denominator and numerator of potential dilutive shares generate antidilution; therefore, there is no change between the reported basic earnings per share and diluted earnings per share.